Operations, Divestments, Sale of Estrans S.A. ("Estrans") (Details) R$ in Thousands, $ in Thousands			12 Months Ended
	Dec. 04, 2015 BRL (R$) R$ / shares	Dec. 04, 2015 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 04, 2015 USD ($) R$ / shares
Loss on divestiture [Abstract]
Loss on divestiture			R$ 0	R$ 0	R$ (12,087)
Estrans S.A. [Member]
Divestments [Abstract]
Ownership interest sold	75.00%					75.00%
Currency exchange rate | R$ / shares	3.7575					3.7575
Type of offsetting [Abstract]
Sale amount	R$ 2,179	$ 580
Total receivable by the Company through final settlement of accounts	676					$ 180
Debt waiver in favor of shareholders	(676)					(180)
Gain calculated on the sale	0	$ 0
Loss on divestiture [Abstract]
Balance of investment in Estre Ambiental on the date of the sale	(8,005)
Balance of dividends receivable in Estre Ambiental on the date of the sale	(3,252)
Balance of intercompany loans receivable in Estre Ambiental on the date of the sale	(830)
Loss on divestiture	(12,087)
Estrans S.A. [Member] | Alejandro Enrique Bonazzola [Member]
Type of offsetting [Abstract]
Indemnification by payments previously agreed between shareholder and the company	(376)					(100)
Estrans S.A. [Member] | Julio Cesar Bonazzola [Member]
Type of offsetting [Abstract]
Indemnification by payments previously agreed between shareholder and the company	R$ (1,127)					$ (300)